LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS	0 Months Ended
Dec. 31, 2013
Legal Settlements Impairment Restructuring And Acquisition Costs [Abstract]
Legal Settlements, Impairment, Restructuring and Acquisition Costs
NOTE 19—LEGAL SETTLEMENTS AND LOSS CONTINGENCIES:

Legal settlements and loss contingencies for 2013 amounted to $1.5 billion, compared to $715 million in 2012. The 2013 expenses are composed mainly of additional charges of $930 million relating to the settlement of the pantoprazole patent litigation and $495 million relating to the modafinil antitrust litigation.